INCOME TAX - Schedule of balance of the net deferred tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Total deferred tax assets	$ 37,863	$ 29,211	$ 27,025
Total deferred tax liabilities	(8,102)	(6,238)	$ (5,809)
Total net deferred tax assets /(liabilities)	$ 29,761	$ 22,973